Stock-Based Compensation - Continuity Schedule of All Options Outstanding (Detail) - CAD / shares	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Number of options outstanding, Beginning balance	8,314,658	9,516,216
Number of options, Granted	1,614,336	1,502,600
Number of options, Exercised	(2,387,032)	(2,649,160)
Number of options, Cancelled	(192,546)	(54,998)
Number of options, Vested	0	0
Number of options outstanding, Ending balance	7,349,416	8,314,658
Weighted average exercise price outstanding, Beginning balance	CAD 27.03	CAD 20.91
Weighted average exercise price, Granted	68.24	53.36
Weighted average exercise price, Exercised	18.17	19.92
Weighted average exercise price, Cancelled	41.08	30.23
Weighted average exercise price, Vested	0	0
Weighted average exercise price outstanding, Ending balance	CAD 38.59	CAD 27.03
Number of options exercisable outstanding, Beginning balance	4,614,488	5,694,218
Number of options exercisable, Exercised	(2,387,032)	(2,649,160)
Number of options exercisable, Cancelled	(2)	(12,000)
Number of options exercisable, Vested	1,965,905	1,581,430
Number of options exercisable outstanding, Ending balance	4,193,359	4,614,488